Segment Information - Summary of Non-current Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Non-current assets	$ 9,071	$ 8,755
Germany [Member]
Statement Line Items [Line Items]
Non-current assets	8,969	8,599
United States [Member]
Statement Line Items [Line Items]
Non-current assets	101	153
Canada [Member]
Statement Line Items [Line Items]
Non-current assets	$ 1	$ 3